Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Assets And Liabilities Measured On A Recurring Basis

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2012	(Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments	$2,446	$2,446	$-	$-
Long-term marketable securities	30,188	30,188	-	-
Derivatives	212		212	-
	32,846	32,634	212	-

Liabilities –
contingent consideration	(1,038)			(1,038)
Total At December 31, 2012	$31,808	$32,634	$212	$(1,038)

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2011	(Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments	$3,794	$3,794	$-	$-
Long-term marketable securities	16,003	16,003	-	-
Derivatives	1,431	-	1,431	-
Total At December 31, 2011	$21,228	$19,797	$1,431	$-